INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Changes in intangible assets
Purchased software, net, beginning of year	¥ 0
Reclassified from assets held for sale (Note 10)			¥ 0
Less: amortization	(2,371)	$ (365)	(3,869)	¥ (4,298)
Purchased software, net, end of year	165	25	0
Estimated annual amortization expense for each of the five succeeding fiscal years
2018	57				$ 9
2019	57				9
2020	51				8
2021
2022
Purchased software
Changes in intangible assets
Purchased software, net, beginning of year	0	0	10,898
Addition	993	153	4,699
Reclassified from assets held for sale (Note 10)	4,258	654
Less: amortization	(1,216)	(187)	(3,869)
Less: impairment	(3,870)	(595)	(11,728)
Purchased software, net, end of year	¥ 165	$ 25	¥ 0	¥ 10,898